Loans and Debentures - Schedule of the Principal Currencies and Indexors Used for Monetary Updating of Loans and Financings (Details)	Dec. 31, 2024	Dec. 31, 2023
IPCA [member]
IfrsStatementLineItems [Line Items]
Accumulated change	4.83%	4.62%
CDI [member]
IfrsStatementLineItems [Line Items]
Accumulated change	10.83%	13.04%